Summary of Significant Accounting Policies - Summary of Estimated Useful Lives (Details)	12 Months Ended
Dec. 31, 2021
Electronic Equipment
Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Leasehold Improvements
Property Plant And Equipment [Line Items]
Estimated useful lives	Shorter of the lease term or estimated economic life
Vehicles | Minimum
Property Plant And Equipment [Line Items]
Estimated useful life	3 years
Vehicles | Maximum
Property Plant And Equipment [Line Items]
Estimated useful life	5 years